Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	EGA Emerging Global Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001450501
Document Creation Date	dei_DocumentCreationDate	Nov. 24, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 24, 2014
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014